Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule Of Inventories
Write-downs (reversals of write-downs) of inventories	$ 225	$ 162
Direct Manufacturing Costs Materials Expensed Amount	$ 29,250	$ 30,690